Document and Entity Information	Jan. 08, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 08, 2026
Entity Registrant Name	AMYLYX PHARMACEUTICALS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-41199
Entity Tax Identification Number	46-4600503
Entity Address Address Line 1	55 Cambridge Parkway
Entity Address Address Line 2	Suite 6W
Entity Address City Or Town	Cambridge
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02142
City Area Code	617
Local Phone Number	682-0917
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	AMLX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001658551
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	43 Thorndike St.
Entity Address Address Line 2	Suite 6W
Entity Address City Or Town	Cambridge
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02141